FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($)	Jul. 17, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,392,000,000	$ 6,423,000,000
Current borrowings and current portion of non-current borrowings		(680,000,000)	(59,000,000)
BNAF Notes Due 2021 and 2041 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,469,000,000	1,468,000,000
BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		4.00%
Borrowings		$ 629,000,000
Current borrowings and current portion of non-current borrowings		0	0
Repurchase of outstanding principal	$ 629,000,000
BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 850,000,000
Five Point Eight Zero Due 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		580.00%
Borrowings		$ 395,000,000	395,000,000
Notional amount		$ 400,000,000
Six Point Three Five Notes Due 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as percent)		635.00%
Borrowings		$ 594,000,000	593,000,000
Notional amount		600,000,000
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings		1,326,000,000	1,326,000,000
BPDAF Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		248,000,000
BNAF Notes Due 2038 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		250,000,000
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings		850,000,000
Pascua-Lama Capital Lease [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		11,000,000	13,000,000
Laguna Norte Capital Lease [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		16,000,000	27,000,000
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		842,000,000	842,000,000
Notional amount		850,000,000
Other Debt Obligations [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		599,000,000	603,000,000
Current borrowings and current portion of non-current borrowings		(4,000,000)	(4,000,000)
Capital Leases [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		31,000,000	46,000,000
Current borrowings and current portion of non-current borrowings		(21,000,000)	(27,000,000)
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		57,000,000	71,000,000
Current borrowings and current portion of non-current borrowings		$ (28,000,000)	$ (28,000,000)